Fair Value Measurements (Carrying Value Of Our Assets Measured At Fair Value On A Non-Recurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
MSR, net	$ 14,700	$ 12,000
Other Real Estate Owned | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Lack of marketability, range	0.00%	0.00%	[1]
Other Real Estate Owned | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Lack of marketability, range	25.00%	25.00%	[1]
Other Real Estate Owned | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Lack of marketability, range	2.42%	0.00%	[1]
Mortgage Servicing Rights | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Prepayment speeds, range		4.30%
Mortgage Servicing Rights | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Prepayment speeds, range		30.10%
Mortgage Servicing Rights | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Prepayment speeds, range		13.50%
Impaired Loans | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Probability of default		0.00%
Impaired Loans | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Probability of default		25.00%
Impaired Loans | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Probability of default		33.00%
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
MSR, net		12,025
Impaired loans		50,470
Other real estate owned	929	8,093	[1]
Total	929	70,588
Fair Value, Measurements, Nonrecurring [Member] | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
MSR, net		0
Impaired loans		0
Other real estate owned	0	0	[1]
Total	0	0
Fair Value, Measurements, Nonrecurring [Member] | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
MSR, net		0
Impaired loans		0
Other real estate owned	0	0	[1]
Total	0	0
Fair Value, Measurements, Nonrecurring [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
MSR, net		12,025
Impaired loans		50,470
Other real estate owned	929	8,093	[1]
Total	$ 929	$ 70,588

[1]	Other real estate owned for December 31, 2012 represents the balance transferred in, no subsequent charge offs were recorded during the period subsequent to the property being transferred.